CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and Cash Equivalents	$ 48,847	$ 49,327
Restricted Cash	12,791	0
Accounts Receivable, Net	24,583	22,102
Accounts Receivable, Related Party	0	492
Prepaid Expenses	3,383	3,830
Inventory	22,475	20,291
Voyages in Progress	13,124	15,075
Investment Securities	825	0
Other Current Assets	3,344	1,828
Total Current Assets	129,372	112,945
Non-Current Assets
Vessels	899,997	953,758
Investment Securities	0	4,197
Other Non-Current Assets	1,534	211
Total Non-Current Assets	901,531	958,166
Total Assets	1,030,903	1,071,111
Current Liabilities
Accounts Payable	8,405	3,575
Accrued Voyage Expenses	11,524	5,063
Other Current Liabilities	15,562	8,960
Current Portion of Long Term Debt	23,537	18,692
Total Current Liabilities	59,028	36,290
Non - Current Liabilities
Long-Term Debt	375,364	417,836
Operating Lease Liabilities	934	0
Deferred Compensation Liability	153	14,954
Total Non-Current Liabilities	376,451	432,790
Commitments and Contingencies
Shareholders' Equity
Common Stock, par value $0.01 per share 360,000,000 authorized, 147,230,634 and 141,969,666 issued and outstanding at December 31, 2019 and December 31, 2018, respectively.	1,472	1,420
Additional Paid-in Capital	38,499	123,852
Contributed Surplus	567,202	786,881
Accumulated Other Comprehensive Loss	(1,397)	(1,319)
Accumulated Deficit	(10,352)	(308,803)
Total Shareholders' Equity	595,424	602,031
Total Liabilities and Shareholders' Equity	$ 1,030,903	$ 1,071,111